Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Increase In One Pp [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 132
Increase In One Pp [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	61
Decrease In Spot Rate [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	246
Decrease In Spot Rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Increase Decrease In Impairment Loss	46
Impairment loss recognised in profit or loss	$ 37
Platform [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	21 years
Increase Decrease In Impairment Loss	$ 104
Platform [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Increase Decrease In Impairment Loss	$ 63